Government Grants and Subsidies (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)
Government Grants and Subsidies [Abstract]
Percentage of rental payment			50.00%
Maximum subsidy per employee			$ 1,000
Employ received	$ 0	¥ 1,000	$ 62,000